CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Capital reserve [member] USD ($)	Capital reserve [member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive Income Loss [Member] USD ($)	Other Comprehensive Income Loss [Member] CNY (¥)	Total [Member] USD ($)	Total [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2018		¥ 340,875		¥ 763,729		¥ (1,012,481)		¥ (3,756)		¥ 88,367		¥ 111,656		¥ 200,023
IfrsStatementLineItems [Line Items]
Loss for the year						(43,042)				(43,042)		(4,886)		(47,928)
Foreign currency translation adjustments								(111)		(111)				(111)
Total comprehensive loss						(43,042)		(111)		(43,153)		(4,886)		(48,039)
Capital injection from non-controlling shareholders												13,717		13,717
Ending balance at Dec. 31, 2019		340,875		763,729		(1,055,523)		(3,867)		45,214		120,487		165,701
IfrsStatementLineItems [Line Items]
Loss for the year						24,336				24,336		(1,415)		22,921
Foreign currency translation adjustments								703		703				703
Total comprehensive loss						24,336		703		25,039		(1,415)		23,624
Issuance of shares (Note 25(a))		78,216		24,258						102,474				102,474
Ending balance at Dec. 31, 2020		419,091		787,987		(1,031,187)		(3,164)		172,727		119,072		291,799
IfrsStatementLineItems [Line Items]
Loss for the year						(48,152)				(48,152)		(6,819)		(54,971)
Foreign currency translation adjustments								(7,657)		(7,657)				(7,657)
Total comprehensive loss						(48,152)		(7,657)		(55,809)		(6,819)		(62,628)
Issuance of shares (Note 25(a))		31,691								31,691				31,691
Deemed distribution to the controlling shareholder (Note 29)				(75,651)						(75,651)				(75,651)
Dividends declared (Note 10)						(5,048)				(5,048)				(5,048)
Dividends paid to non-controlling shareholders												(4,900)	$ (771)	(4,900)
Equity-settled share-based payments (Note 27)				2,311						2,311				2,311
Others (Note 25(b))				4,463						4,463				4,463
Ending balance at Dec. 31, 2021	$ 70,924	¥ 450,782	$ 113,141	¥ 719,110	$ (170,611)	¥ (1,084,387)	$ (1,703)	¥ (10,821)	$ 11,751	¥ 74,684	$ 16,890	¥ 107,353	$ 28,641	¥ 182,037